Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies.
Commitments and Contingencies

(8)   Commitments and Contingencies

(a)	Leases

In March 2021, the Company entered into an agreement with Massachusetts Biomedical Initiatives, Inc. (“MBI”) whereby the Company has subleased approximately 2,484 square feet of laboratory space with room for minor administrative functions. The Company may also use shared laboratory equipment at the facility. The monthly rental is $6,521 and the Company pays an additional amount for its allocated share of operating expenses, currently $3,105 per month. In 2022, the Company added the right to use cubicle space outside its laboratory area to its sublease for an additional $650 per month, resulting in total monthly rental of $10,276. The sublease extends through December 31, 2022, includes an option to extend the sublease upon the mutual agreement of the parties, and is cancelable anytime upon 90 days’ notice. Based on the foregoing, the Company’s total sublease commitment from October 1, 2022, through December 31, 2022, is $30,828. The Company and MBI intend to extend the sublease after December 31, 2022, on a month-to-month basis.

(b)	License Agreements

In November 2018, the Company licensed the exclusive rights to certain intellectual property to support development of its therapeutic candidates (“License”). The intellectual property licensed by the Company is owned by The General Hospital Corporation, d/b/a Massachusetts General Hospital, (“Licensor”). Payments by the Company under the license agreement included a one-time non-refundable fee of $50,000 paid after execution of the License; reimbursement of Licensor’s patent costs which, at execution of the License, were approximately $145,000; a minimum annual license fee of $25,000 payable within 60 days of each anniversary of the effective date of the License prior to the first commercial sale of a product or process covered by the License; milestone payments upon attainment of certain milestone events; royalties based on net sales of products covered by the patent-related rights; and a portion of any sublicense income received by the Company. The Company is responsible for the development and commercialization of the licensed assets and for meeting certain milestones set forth in the License.

The milestone payments the Company shall pay to Licensor shall not exceed $1,550,000 based upon and subject to the attainment of each milestone event indicated below. These payments are generally due within 60 days of achievement of the milestone.

Milestone Event	Amount
Enrollment of first patient in a phase II clinical trial of a therapeutic product or process	$100,000
Enrollment of first patient in a phase III clinical trial of a therapeutic product or process	$200,000
First commercial sale of a therapeutic product or process	$1,000,000
Filing of an application for regulatory approval of a clinical diagnostic product or process	$100,000
First regulatory approval of a clinical diagnostic product or process	$150,000

As of September 30, 2022, and December 31, 2021, no milestone events had been achieved.

The royalties to be paid to Licensor shall be assessed on net sales of licensed products on a country-by-country basis in an amount equal to 3.0% for therapeutic products or processes, and 6.0% for clinical diagnostic products and processes. The Company shall pay Licensor 30% of any and all sublicense income.

The Company has the right to terminate the License at any time by giving 90 days’ advance notice subject to the payment of any amounts due under the License at that time. The License may also be terminated for cause by either party upon the breach of the material obligations of the other party or the bankruptcy or liquidation of the other party. If the Company does not terminate the License, the term of the License shall continue until the latest of (i) the date on which all issued patents and filed patent applications subject to the License have expired or been abandoned; (ii) expiration of the last to expire regulatory exclusivity covering a covered product or process; or (iii) 10 years after the first commercial sale. The License requires the Company to make royalty payments beyond the term of the License at 1.5%.

In November 2020, the Company and Licensor amended the November 2018 license. Under the amendment, the intellectual property licensed in 2018 was categorized as “Patent Family 1” and a provisional patent filing related to the Company’s nanoparticle technology was added to Patent Family 1. A second patent family (“Patent Family 2”) was created which includes Licensor intellectual property targeting PD-L1.

The minimum annual license fee prior to the first commercial sale of a product or process covered by the License was increased from $25,000 per year to $30,000 per year for Patent Family 1 and a minimum annual license fee of $10,000 per year was added related to Patent Family 2. All other terms of the License including milestone payments, royalties and payment terms related to sublicense income received by the Company remain the same as in the original License.

Option Agreement – LIN28B

The Company signed an Exclusive Option And Internal Evaluation License Agreement (the “Option”) with the Licensor effective February 15, 2021. Under the Option, the Company has (1) the exclusive right to negotiate a license of a certain technology patented by the Licensor and (2) a non-exclusive internal evaluation license to allow the Company to evaluate the technology. The Option provided for a six-month term at a cost of $5,000 with a right to extend, upon the mutual agreement of the parties, for an additional six months for a second $5,000 payment. In August 2021, the Licensor agreed to extend the initial term of the Option until November 15, 2021, at no cost to the Company. Effective November 8, 2021, the Company and the Licensor agreed to extend the Option through May 22, 2022, at a cost to the Company of $5,000. Effective September 28, 2022, the Company and the Licensor agreed to further extend the Option through June 30, 2023, at a cost to the Company of $10,000. The Company is also responsible for patent costs related to the subject technology incurred by Licensor during the Option period. Patent costs incurred by the Licensor prior to the effective date will not be reimbursed under the Option.

Option Agreement – Radiolabeled Nanoparticles

The Company signed an Exclusive Option Agreement (the “Radiolabeled Option”) with the Licensor effective April 15, 2022. Under the Radiolabeled Option, the Company has the exclusive right to negotiate a license of technology patented by the Licensor pertaining to Therapeutic, Radiolabeled Nanoparticles and Methods of Use Thereof, described and claimed in Patent Application PCT/US2021/057912. The Radiolabeled Option provides for a one-year term at a cost of $7,500 with a right to extend, upon the mutual agreement of the parties, for an additional six months for an additional payment of $5,000. The Company is also responsible for patent costs related to the subject technology incurred by Licensor during the Radiolabeled Option period. Patent costs incurred by the Licensor prior to the effective date will not be reimbursed.

Accrued License Obligations

At September 30, 2022, and December 31, 2021, the Company had accrued $20,487 and $5,000, respectively, in license payments under the foregoing arrangements included in accounts payable and accrued expenses. All amounts due at September 30, 2022, and December 31, 2021, have been paid.

(c)	Collaboration Agreement

On July 29, 2022, the Company signed a five-year strategic collaboration agreement with The University of Texas M. D. Anderson Cancer Center (“MD Anderson”). Under this alliance, the Company anticipates making certain expenditures with respect to Phase I and Phase II clinical trials which it expects will be conducted in part by MD Anderson as a primary investigator site. MD Anderson will also provide preclinical work under the alliance. The details of clinical and preclinical work are to be mutually agreed by the parties prior to commencing work. The Company has committed to fund up to $10 million over the term of the collaboration, with $500,000 payable within the first year. Subsequent payments are $2 million on the first anniversary of the effective date of the agreement and $2.5 million on each of the second, third and fourth anniversaries thereof. Activities conducted under the arrangement with MD Anderson are research and development activities. Therefore, the Company records all costs incurred under the arrangement as research and development costs in its Statements of Operations. Total expenses incurred under the arrangement for the nine months ended September 30, 2022 and 2021, were $250,000 and $0, respectively.

(d)	Employment Agreements

Prior to the IPO, the Company entered into employment agreements with its executive officers which became effective on completion of the IPO. The employment agreements provide the employee with, among other things, severance payments upon termination of the agreement by the Company for any reason other than for cause, death or disability or by the employee for good reason. The maximum aggregate severance payments under the agreements, which arise in the event of termination involving a Change of Control (as defined in the agreements), are approximately $2,483,700.

(e)	Litigation

The Company may from time to time be subject to claims by others under various legal disputes. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition, and cash flows. At September 30, 2022, and December 31, 2021, the Company did not have any pending legal actions.

(f)	Indemnification Agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners, and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and executive officers that require the Company, among other things, to indemnify the parties against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any costs as a result of payments required by such indemnifications. The Company is not aware of any indemnification arrangements that could have a material adverse effect on its financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its financial statements, as of September 30, 2022, and December 31, 2021.

(g)	Risks and Uncertainties

As SARS-CoV-2, or the coronavirus, continues to evolve, the extent to which it affects the Company’s operations directly or through parties on whom the Company depends is highly uncertain and cannot be predicted with confidence. The outcomes resulting from these events could delay the Company’s plans, increase its operating expenses and have a material adverse effect on its financial condition or results of operations.

In July 2021, the Company was subject to what it believes was a sophisticated computer-based phishing attack involving $526,435 of which $45,682 was recovered in five days while the $480,753 balance was recovered on October 15, 2021. Management believes this incident had an immaterial impact on the Company’s financial condition and continues to review its computer-related policies to implement additional defenses.

(8)   Commitments and Contingencies

(a)   Leases

In March 2021, the Company entered into an agreement with Massachusetts Biomedical Initiatives, Inc. (“MBI”) whereby the Company subleased approximately 2,484 square feet of laboratory space with room for minor administrative functions. The Company may also use shared laboratory equipment at the facility. The monthly rental is $6,210 and the Company pays an additional amount for its allocated share of operating expenses currently assessed at $15 per square foot or $3,105 per month. The agreement is for one year, includes an option to extend the agreement upon the mutual agreement of the parties, and is cancelable anytime upon 90 days’ notice. The lease commitment as of December 31, 2021, through February 28, 2022, amounts to $18,630. See Note 16 — “Subsequent Events.” In March 2020, the Company entered into an agreement with the Pagliuca Harvard Life Lab whereby the Company rented one laboratory bench and the right to use certain common facilities at the Life Lab. In March 2021, the Company terminated the Life Lab arrangement.

(b)   License Agreement

In November 2018, the Company licensed the exclusive rights to certain intellectual property to support development of its therapeutic candidates (“License”). The intellectual property licensed by the Company is owned by The General Hospital Corporation, d/b/a Massachusetts General Hospital, (“Licensor”). Payments by the Company under the license agreement included a one-time non-refundable fee of $50,000 paid after execution of the License; reimbursement of Licensor’s patent costs which, at execution of the License, were approximately $145,000; a minimum annual license fee of $25,000 payable within 60 days of each anniversary of the effective date of the License prior to the first commercial sale of a product or process covered by the License; milestone payments upon attainment of certain milestone events; royalties based on net sales of products covered by the patent-related rights; and a portion of any sublicense income received by the Company. The Company is responsible for the development and commercialization of the licensed assets and for meeting certain milestones set forth in the License.

At December 31, 2021 and 2020, the Company had accrued $0 and $42,300, respectively, in license payments under the terms of the License, included in accounts payable and accrued expenses. The amount due at December 31, 2020, has been paid.

The milestone payments the Company is obligated to pay to Licensor shall not exceed $1,550,000 based upon and subject to the attainment of each event indicated below. These payments are generally due within 60 days of achievement of the milestone.

Milestone Event	Amount
Enrollment of first patient in a phase II clinical trial of a therapeutic product or process	$100,000
Enrollment of first patient in a phase III clinical trial of a therapeutic product or process	$200,000
First commercial sale of a therapeutic product or process	$1,000,000
Filing of an application for regulatory approval of a clinical diagnostic product or process	$100,000
First regulatory approval of a clinical diagnostic product or process	$150,000

As of December 31, 2021 and 2020, no milestone events had been achieved.

In addition to milestone payments, royalties shall be paid to Licensor assessed on net sales of licensed products on a country-by-country basis in an amount equal to 3.0% for therapeutic products or processes and 6.0% for clinical diagnostic products and processes. The Company shall pay Licensor 30% of any and all sublicense income.

The Company has the right to terminate the License at any time by giving 90 days advance notice subject to the payment of any amounts due under the License at that time. The License may also be terminated for cause by either party upon the breach of the material obligations of the other party or the bankruptcy or liquidation of the other party. If the License does not terminate, its term shall continue until the latest of (i) the date on which all issued patents and filed patent applications subject to the License have expired or been abandoned; (ii) expiration of the last to expire regulatory exclusivity covering a covered product or process; or (iii) 10 years after the first commercial sale. The License requires the Company to make royalty payments beyond the term of the License at 1.5%.

In November 2020, the Company and Licensor amended the November 2018 license. Under the amendment, the intellectual property licensed in 2018 was categorized as “Patent Family 1” and a provisional patent filing related to the Company’s nanoparticle technology was added to Patent Family 1. A second patent family (“Patent Family 2”) was created which includes Licensor intellectual property targeting PD-L1.

The minimum annual license fee prior to the first commercial sale of a product or process covered by the License was increased from $25,000 per year to $30,000 per year for Patent Family 1 and a minimum annual license fee of $10,000 per year was added related to Patent Family 2. All other terms of the License, including milestone payments, royalties and payment terms related to sublicense income received by the Company, remain the same as in the original License.

Option Agreement

The Company signed an Exclusive Option And Internal Evaluation License Agreement (the “Option”) with the Licensor effective February 15, 2021. Under the Option, the Company has (1) the exclusive right to negotiate a license of a certain technology patented by the Licensor and (2) a non-exclusive internal evaluation license to allow the Company to evaluate the technology. The Option provided for a six-month term at a cost of $5,000 with a right to extend, upon the mutual agreement of the parties, for an additional six months for a second $5,000 payment. In August 2021, the Licensor agreed to extend the initial term of the Option until November 15, 2021, at no cost to the Company. On November 8, 2021, the Company exercised its right to extend the Option to May 15, 2022, in consideration of the payment of the second $5,000. The Company is also responsible for patent costs related to the subject technology incurred by Licensor during the Option period. Patent costs incurred by the Licensor prior to the effective date will not be reimbursed under the Option. At December 31, 2021, the Company had accrued $5,000 due under the terms of the Option, included in accounts payable and accrued expenses, which amount has since been paid.

(c)   Employment Agreements

Prior to the IPO, the Company entered into employment agreements with its executive officers which became effective on completion of the IPO. The employment agreements provide the employee with, among other things, severance payments upon termination of the agreement by the Company for any reason other than for cause, death or disability or by the employee for good reason (as such terms are defined in the agreements). At December 31, 2021, the maximum aggregate severance payments under the agreements, which arise in the event of termination involving a Change of Control (as defined in the agreements), are approximately $2,412,000.

(d)   Litigation

The Company may from time to time be subject to claims by others under various legal disputes. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition, and cash flows. At December 31, 2021 and 2020, the Company did not have any pending legal actions.

(e)   Indemnification Agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners, and other parties with respect to certain matters including, but not limited to, losses arising out of certain events occurring under such agreements, breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and executive officers that require the Company, among other things, to indemnify the parties against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any costs as a result of payments required by such indemnifications. The Company is not aware of any demands under indemnification arrangements that could have a material adverse effect on its financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its financial statements, as of December 31, 2021 and 2020.

(f)   Risks and Uncertainties

The extent to which the COVID-19 pandemic could have a material impact on the Company’s current or future operations including planned clinical trials is dependent on the spread of the disease and government and healthcare system responses to such spread, which are presently highly uncertain. Management continues to evaluate the potential impact. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In July 2021, the Company was subject to what it believes was a computer-based phishing attack. Management believes this incident had an immaterial impact on the Company's financial condition but has implemented certain changes with respect to computer operations and continues to review the Company’s computer-related policies and implement additional defenses. There is no assurance that any preventative actions will not be thwarted by malicious actions.